Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 222,662	$ 205,621	$ 219,176
Adjustments to reconcile net income to net cash provided by operating activities:
Net loss on foreign currency translation	3,091	162	2,607
Equity in income of equity investments, net of tax	(8,708)	(7,142)	(6,985)
Dividends received from equity investments	6,835	6,572	4,942
Share-based compensation	16,477	15,832	16,128
Excess tax expense (benefit) from share-based payment arrangements	523	(111)	(6)
Depreciation and amortization	169,165	163,111	156,471
Amortization of debt issuance costs	160	154	154
Asset impairments	799
Provisions for (recoveries of ) bad debt expenses and billing adjustments	1,552	(798)	6,381
Charges for transaction processing provisions	4,750	3,891	6,556
Deferred income tax expense (benefit)	1,491	(4,388)	(3,864)
(Gain) loss on disposal of equipment, net	(1,159)	145	375
Loss on disposal of subsidiary		1,591	5,713
Changes in operating assets and liabilities:
Accounts receivable	(7,044)	(7,138)	10,807
Prepaid expenses, other current assets and other assets	23,099	(1,495)	27,893
Accounts payable	(15,512)	13,916	(11,883)
Accrued salaries and employee benefits	4,492	(21,965)	(11,697)
Other current liabilities and other liabilities	13,646	21,202	369
Net cash provided by operating activities	436,319	389,160	423,137
Cash flows from investing activities:
Purchases of property and equipment, net	(26,938)	(46,547)	(34,017)
Additions to licensed computer software from vendors	(19,502)	(69,826)	(20,059)
Additions to internally developed computer software	(17,882)	(25,466)	(31,445)
Proceeds from sale of trade name	4,500
Proceeds from disposition, net of expenses paid and cash disposed		4,265	1,979
Cash used in acquisitions and equity investments, net of cash acquired	(47,909)	(148,531)	(294)
Purchase of private equity investments	(1,573)
Dividends received from equity investments as return of capital		68
Subsidiary repurchase of noncontrolling interest	(493)
Additions to contract acquisition costs	(31,623)	(75,669)	(35,596)
Net cash used in investing activities	(141,420)	(361,706)	(119,432)
Cash flows from financing activities:
Purchase of noncontrolling interest	(174,050)
Repurchases of common stock	(121,271)	(46,228)	(328)
Dividends paid on common stock	(53,949)	(55,087)	(55,208)
Principal payments on long-term debt borrowings and capital lease obligations	(28,892)	(11,741)	(18,869)
Subsidiary dividends paid to noncontrolling shareholders	(433)	(9,031)	(235)
Excess tax expense (benefit) from share-based payment arrangements	(523)	111	6
Proceeds from borrowings of long-term debt		39,757	5,334
Proceeds from exercise of stock options	8,065	543	2
Net cash used in financing activities	(371,053)	(81,676)	(69,298)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(2,304)	(938)	(4,470)
Net increase (decrease) in cash and cash equivalents	(78,458)	(55,160)	229,937
Cash and cash equivalents at beginning of year	394,795	449,955	220,018
Cash and cash equivalents at end of year	316,337	394,795	449,955
Supplemental cash flow information:
Cash paid for interest	3,088	2,191	3,368
Cash paid for income taxes, net of refunds	$ 82,084	$ 122,173	$ 104,004